Revenue (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2025
Revenue [Abstract]
Rental revenue	¥ 27,931,490	¥ 42,856,285	¥ 27,549,014
Revenue for expected to be recognized				¥ 7,796,228